ASSETS HELD FOR SALE (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [abstract]
Asset held for sale	$ 0	$ 30,967	$ 751,726
Proceeds assets held for sale tower	$ 36,961	$ 1,204,942